STOCKHOLDERS' EQUITY (Details 4) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Warrant Activity [Line Items]
Number of shares, Beginning	14,103,048	11,468,901
Number of shares, Grants		13,833,333
Number of shares, Exercises	(957,641)	(8,333,333)
Number of shares, Cancellations	(11,338,000)	(2,865,853)
Number of shares, Ending	1,807,407	14,103,048
Exercise price range, Lower limit, Beginning	$ 0.15	$ 0.15
Exercise price range, Upper limit, Beginning	0.56	1.12
Exercise price range, Lower limit, Grants		0.12
Exercise price range, Upper limit, Grants		0.15
Exercise price range, Exercises		0.12
Exercise price range, Cancellations		1.12
Exercise price range, Lower limit, Ending	0.15	0.15
Exercise price range, Upper limit, Ending	0.38	0.56
Weighted Average exercise price, Beginning	0.35	0.64
Weighted Average exercise price, Grants		0.18
Weighted Average exercise price, Exercises	0.40	0.12
Weighted Average exercise price, Cancellations	0.41	1.12
Weighted Average exercise price, Ending	0.32	$ 0.35
Maximum [Member]
Share Based Compensation Warrant Activity [Line Items]
Exercise price range, Exercises	0.45
Exercise price range, Cancellations	0.56
Minimum [Member]
Share Based Compensation Warrant Activity [Line Items]
Exercise price range, Exercises	0.38
Exercise price range, Cancellations	$ 0.15